Loans and Allowance for Credit Losses (Loans Acquired with Deteriorated Credit Quality) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisition	¥ 2,624	¥ 6,993
Cash flows expected to be collected at acquisition	398	935
Fair value of loans at acquisition	398	935
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	53,018	73,625
Additions
Accretion	(17,025)	(28,413)
Disposals	(69)	(546)
Reclassifications from nonaccretable difference	6,462	9,111
Foreign currency translation adjustments	(1,469)	(759)
Balance at end of fiscal year	40,917	53,018
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	301,447	399,736
Outstanding balance at end of fiscal year	223,695	301,447
Carrying amount at beginning of fiscal year	124,806	180,103
Carrying amount at end of fiscal year	91,176	124,806
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	398	935
Carrying amount at end of fiscal year	9,720	12,805
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	15,731	25,045
Additional provisions during fiscal year	3,020	2,532
Reductions of allowance during fiscal year	1,250	1,449
Balance of allowance for credit losses at end of fiscal year	¥ 14,523	¥ 15,731